Offerings	Jul. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The securities registered consist of $200,000,000 of an indeterminate number or amount of common stock, preferred stock, depositary shares, warrants, rights and units of Flotek Industries, Inc., as may be issued from time to time at indeterminate prices. This registration statement also covers an indeterminate amount of securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities” table above as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities”“ table above.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The securities registered consist of $200,000,000 of an indeterminate number or amount of common stock, preferred stock, depositary shares, warrants, rights and units of Flotek Industries, Inc., as may be issued from time to time at indeterminate prices. This registration statement also covers an indeterminate amount of securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities” table above as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities”“ table above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The securities registered consist of $200,000,000 of an indeterminate number or amount of common stock, preferred stock, depositary shares, warrants, rights and units of Flotek Industries, Inc., as may be issued from time to time at indeterminate prices. This registration statement also covers an indeterminate amount of securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities” table above as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities”“ table above.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The securities registered consist of $200,000,000 of an indeterminate number or amount of common stock, preferred stock, depositary shares, warrants, rights and units of Flotek Industries, Inc., as may be issued from time to time at indeterminate prices. This registration statement also covers an indeterminate amount of securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities” table above as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities”“ table above.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The securities registered consist of $200,000,000 of an indeterminate number or amount of common stock, preferred stock, depositary shares, warrants, rights and units of Flotek Industries, Inc., as may be issued from time to time at indeterminate prices. This registration statement also covers an indeterminate amount of securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities” table above as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities”“ table above.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The securities registered consist of $200,000,000 of an indeterminate number or amount of common stock, preferred stock, depositary shares, warrants, rights and units of Flotek Industries, Inc., as may be issued from time to time at indeterminate prices. This registration statement also covers an indeterminate amount of securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities” table above as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities”“ table above.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620
Offering Note	The securities registered consist of $200,000,000 of an indeterminate number or amount of common stock, preferred stock, depositary shares, warrants, rights and units of Flotek Industries, Inc., as may be issued from time to time at indeterminate prices. This registration statement also covers an indeterminate amount of securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities” table above as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities”“ table above.This registration statement includes unsold common stock, preferred stock, depositary shares, warrants, rights and units of Flotek Industries, Inc. (the “Unsold Securities”) with an aggregate offering price of $100,000,000 that were previously covered by registration statement file no. 333-264875 initially filed on May 11, 2022 (the “Prior Registration Statement”). Pursuant to Rule 457(p) of the Securities Act of 1933, the registrant is offsetting the registration fee due under this registration statement by $9,270, which represents the registration fee previously paid with respect to $100,000,000 of unsold securities previously registered on the Prior Registration Statement.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 91,250,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,970.38
Offering Note	The securities registered consist of $200,000,000 of an indeterminate number or amount of common stock, preferred stock, depositary shares, warrants, rights and units of Flotek Industries, Inc., as may be issued from time to time at indeterminate prices. This registration statement also covers an indeterminate amount of securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities” table above as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder and listed in the “Newly Registered and Carry Forward Securities”“ table above.Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low sales price of the Company’s common stock as reported on the New York Stock Exchange on July 7, 2025.